FORM N-PX
     ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                          INVESTMENT COMPANY

Investment Company Act file number: File No. 811-5635

Putnam Diversified Income Trust
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 (Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
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 (Address of principal executive offices)

Beth S. Mazor, Vice President
Putnam Diversified Income Trust
One Post Office Square
Boston, Massachusetts 02109

Copy To:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

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 (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 9/30

Date of reporting period: 7/1/2003 - 6/30/2004


Item 1. Proxy Voting Record

Account Number: Putnam Diversified Income Trust


ISSUER NAME                                 TICKER   CUSIP      MTG DATE       MTG TYPE
                                                                Proposal Type  Voted?        Vote     For/Agnst Mgmt
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

Covad Communications Group, Inc             COVD     222814204  8/14/03        Annual
1.10  Elect Director Larry Irving                               MGMT           YES           FOR      FOR
1.20  Elect Director Richard A. Jalkut                          MGMT           YES           FOR      FOR
1.30  Elect Director Daniel C. Lynch                            MGMT           YES           FOR      FOR
2.00  Approve Employee Stock Purchase Plan                      MGMT           YES           AGNST    AGNST
3.00  Ratify Auditors                                           MGMT           YES           FOR      FOR

Mariner Health Care, Inc.                   MHCA     56845X108  7/30/03        Annual
1.10  Elect Director Victor L. Lund                             MGMT           YES           AGNST    AGNST
1.20  Elect Director C. Christian Winkle                        MGMT           YES           AGNST    AGNST
1.30  Elect Director Patrick H. Daugherty                       MGMT           YES           AGNST    AGNST
1.40  Elect Director Earl P. Holland                            MGMT           YES           AGNST    AGNST
1.50  Elect Director Philip L. Maslowe                          MGMT           YES           AGNST    AGNST
1.60  Elect Director Mohsin Y. Meghji                           MGMT           YES           AGNST    AGNST
1.70  Elect Director M. Edward Stearns                          MGMT           YES           AGNST    AGNST

Metrocall Holdings, Inc.                    MTOH     59164X105  9/24/03        Special
1.00  Increase Authorized Common Stock                          MGMT           YES           FOR      FOR
      Increase Authorized Common Stock
2.00  Amend Securities Transfer Restrictions                    MGMT           YES           FOR      FOR
      Amend Securities Transfer Restrictions
3.00  Amend Stock Option Plan                                   MGMT           YES           AGNST    AGNST
      Amend Stock Option Plan

Metrocall Holdings, Inc.                    MTOH     59164X204  9/24/03        Special
1.00  Increase Authorized Common Stock                          MGMT           YES           FOR      FOR
      Increase Authorized Common Stock
2.00  Amend Securities Transfer Restrictions                    MGMT           YES           FOR      FOR
      Amend Securities Transfer Restrictions
3.00  Amend Stock Option Plan                                   MGMT           YES           AGNST    AGNST
      Amend Stock Option Plan

Safety Components International, Inc.       SAFY     786474205  10/14/03       Annual
1.10  Elect Director Ben E. Waide III                           MGMT           NO
1.20  Elect Director Carroll R. Wetzel, Jr.                     MGMT           NO
2.00  Ratify Auditors                                           MGMT           NO

Sterling Chemicals, Inc.                    SCHI     859166AA8  4/16/04        Annual
1.10  Elect Director Richard K. Crump                           MGMT           YES           AGNST    AGNST
1.20  Elect Director Peter Ting Kai Wu                          MGMT           YES           AGNST    AGNST
2.00  Ratify Auditors                                           MGMT           YES           FOR      FOR


Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.


SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Putnam Diversified Income Trust
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  (Registrant)

By:       /s/ Charles E. Porter*, Executive Vice President,
        Associate Treasurer and Principal Executive Officer
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  (Signature & Title)


Date: August 23, 2004
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        * By Jonathan S. Horwitz,
          pursuant to a Power-of-Attorney